Intangible assets - computer software	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Intangible assets - computer software [text block]
11.	Intangible assets - computer software

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017
Cost
Balance, beginning of year	$19,169	$16,998	$16,179
Additions	590	1,203	407
Effects of movement in exchange rates	(1,202)	968	412
Balance, end of year	18,557	19,169	16,998

Accumulated amortization
Balance, beginning of year	13,594	10,384	7,320
Additions	1,793	2,541	2,882
Effects of movement in exchange rates	(992)	669	182
Balance, end of year	14,395	13,594	10,384

Net book value	$4,162	$5,575	$6,614